Unit-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT-BASED COMPENSATION

11.	UNIT-BASED COMPENSATION
Our general partner maintains the Valero Energy Partners LP 2013 Incentive Compensation Plan (2013 ICP)under which various unit and unit-based awards may be granted to employees and non-employee directors. Awards under the 2013 ICP may include, but are not limited to, options to purchase common units, performance awards that vest upon the achievement of an objective performance goal, unit appreciation rights, and restricted units that vest over a period determined by the plan. The 2013 ICP was approved by the board of directors and the sole member of our general partner on November 26, 2013. As of December 31, 2014, 2,994,792 common units were available to be awarded under the 2013 ICP.
On January 20, 2014, a grant of 1,736 restricted units was made under the 2013 ICP to each of our three independent directors for a total of 5,208 restricted units, in tandem with an equal number of DERs. The weighted-average grant-date fair value was $34.575 per unit. This grant resulted in the recognition of unit-based compensation expense and an increase in partners’ capital of $68,000 for the year ended December 31, 2014. These restricted units are scheduled to vest on January 20, 2017, subject to the terms of the plan, at which time, each participant will be entitled to receive an equal number of unrestricted common units of the Partnership. The DERs entitle the participant to a cash payment equal to the cash distribution per unit paid on our outstanding common units and is paid to the participant in cash as of each record payment date during the period the restricted units are outstanding. As of December 31, 2014, there was $156,000 of unrecognized compensation cost related to outstanding unvested restricted units that is expected to be recognized over a weighted-average period of approximately two years.
On January 8, 2015, a grant of 1,481 restricted units was made under the 2013 ICP to each of our three independent directors for a total of 4,443 restricted units, in tandem with an equal number of DERs. The weighted-average grant-date fair value was $40.513 per unit. These restricted units will vest annually in equal one-third increments on each anniversary of the restricted units’ grant date.